SCHEDULE OF BLACK-SCHOLES OPTION-PRICING MODEL (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Share-based Payment Arrangement [Abstract]
Expected Life	5 years	5 years
Dividend Yield	0.00%	0.00%
Expected Volatility	90.00%	90.00%
Risk-Free Interest Rate	1.00%	0.18%